Other Non Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Non-Financial Assets And Liabilities
Schedule of other non-financial assets

	Balance as of
	Current		Non-Current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Other non-financial assets	ThUS$	ThUS$	ThUS$	ThUS$

VAT Tax Credit and Other Taxes	41,606	88,115	113,441	97,520
Contributions fund to Enel Distribución Goiás (*)	43,619	57,654	328,714	280,678
Ongoing services provided by third parties	61,725	41,882	-	-
Ongoing I & D and Energy Efficiency service	32,840	13,055	-	-
Judicial Deposits	-	-	278,261	149,545
Assets under construction IFRIC 12 (**)	-	-	385,171	-
Prepaid expenses	32,255	15,453	-	-
Other	95,687	67,473	35,121	32,683

Total	307,732	283,632	1,140,708	560,426

(*) Through Law 17,555 as of January 20, 2012, the state of Goiás in Brazil created the Contribution Fund for Enel Distribución Goiás (Fundo de Aporte à CELG D - FUNAC), regulated by decree No. 7,732, dated September 28, 2012, with the purpose of collecting and allocating financial resources for reimbursement to Enel Distribución Goiás of the payments of contingencies of any nature which had  taken place up  until the sale of equity control to Eletrobrás, according to the terms of the agreement between the shareholders and the management, as well as to FUNAC’s cooperation terms. The resources of the aforementioned fund depend on the contributions to be made by the government of the Goiás state and the credits received for lawsuits won by Enel Distribución Goiás, which are transferred to the fund; see Note 41.

(**) Corresponds to assets in construction referring to concessions by subsidiaries Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goiás S.A. and Enel Distribución Sao Paulo S.A.

Schedule of other non-financial liabilities

	Balance as of
Other non-financial liabilities	Current		Non-Current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
	ThUS$	ThUS$	ThUS$	ThUS$

VAT Tax Payable and Other Taxes	256,581	219,019	67,966	81,769
Other	13,539	34,065	37,257	41,748

Total	270,120	253,084	105,223	123,517